Income Taxes - Significant Components of Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ (50)	$ (64)
Net deferred income tax liability, after write-down of deferred income tax assets	(302)	(290)
Cost | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset, before write-down of deferred income tax assets	244	530
Cost | Future decommissioning and restoration costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset, before write-down of deferred income tax assets	119	183
Cost | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset, before write-down of deferred income tax assets	(553)	(651)
Cost | Risk management assets and liabilities, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset, before write-down of deferred income tax assets	193	(53)
Cost | Employee future benefits and compensation plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset, before write-down of deferred income tax assets	48	53
Cost | Interest deductible in future periods
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset, before write-down of deferred income tax assets	0	17
Cost | Foreign exchange differences on US-denominated debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset, before write-down of deferred income tax assets	13	16
Cost | Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset, before write-down of deferred income tax assets	(5)	(5)
Accumulated impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset, before write-down of deferred income tax assets	59	90
Unrecognized deferred income tax assets	$ (361)	$ (380)